Shareholders' Equity - Schedule of Items Reclassified Out of Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of sales	$ (4,518)	$ (4,565)	$ (4,906)
Selling, general and administrative	(911)	(897)	(927)
Research and development	(1,336)	(1,425)	(1,520)
Income (loss) on equity-method investments	7	2	(43)
Income tax benefit (expense)	(31)	21	23
Net income	170	110	129
Attributable to noncontrolling interest	(5)	(6)	(1)
Attributable to the Company's stockholders	165	104	128
Reclassification Out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income	(20)	(168)	(7)
Attributable to noncontrolling interest	0	0	0
Attributable to the Company's stockholders	(20)	(168)	(7)
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income	(9)	(170)	(2)
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Foreign Exchange Contract [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of sales	(7)	(105)	(1)
Selling, general and administrative		(14)	(1)
Research and development	(2)	(51)
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Amortization of Actuarial Gains (Losses) [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of sales	(1)
Selling, general and administrative	(8)	(5)	(1)
Research and development	(6)	(6)	(4)
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Amortization of Prior Service Cost [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Research and development		(1)	(1)
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Accumulated Defined Benefit Plan Items [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income tax benefit (expense)	4	4	1
Net income	$ (11)	(8)	$ (5)
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Foreign Currency Translation Adjustment [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income (loss) on equity-method investments		10
Net income		$ 10